SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUPPLEMENT DATED JULY 12, 2007

TO PROSPECTUS DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS EXTRA NY

ISSUED BY SUN LIFE (N.Y.) VARIABLE ACCOUNT C

The date references in the second paragraph entitled "Option B: The 5% Interest Option" under "PurchasePayment Interest" on page 17 of the prospectus are updated to reflect the correct date of July 30, 2007.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

        NY Masters Extra                                                                                         7/07